OTHER OPERATING INCOME (Schedule of Other Operating Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other operating income [Abstract]
Government supports - COVID-19	$ 7	$ 4,668	$ 1,840
Government grants	333	0	0
Other income	0	0	17
Rental income from premises	3	4	3
Other operating income	$ 343	$ 4,672	$ 1,860